Revenue (Schedule of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Revenue [Abstract]
Revenue from sale of electricity	$ 356,648	$ 347,167	$ 349,957
Revenue from sale of steam	16,494	16,095	15,438
Others	331	750	309
Revenue	$ 373,473	$ 364,012	$ 365,704